Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	3 Months Ended
Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

5. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

At September 30, 2014 and December 31, 2013, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	September 30, 2014	December 31, 2013
Borrowings under lines of credit	$139,766	$95,690
Other financial liabilities	231	958
Short-term borrowings and other financial liabilities	139,997	96,648
Short-term borrowings from related parties (see Note 3.b)	291,422	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$431,419	$158,990

	September 30, 2014	December 31, 2013
Borrowings under lines of credit	$139,766	$95,690
Other financial liabilities	231	958
Short-term borrowings and other financial liabilities	139,997	96,648
Short-term borrowings from related parties (see Note 3.b)	291,422	62,342
Short-term borrowings, other financial liabilities and short-term borrowings from related parties	$431,419	$158,990

Short-term Borrowings from related parties

The Company is party to an unsecured loan agreement with Fresenius SE under which the Company or its subsidiaries may request and receive one or more short-term advances up to an aggregate amount of $400,000 until maturity on October 30, 2017. The interest on the advance(s) will be at a fluctuating rate per annum equal to LIBOR or EURIBOR as applicable plus applicable margin. Advances can be repaid and reborrowed. On September 30, 2014, the Company received an advance of €228,600 at an interest rate of 1.3820%. For further information on short-term borrowings from related party outstanding at September 30, 2014, see Note 3 b.